Schedule of other significant items (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Interest expense	$ 58,188	$ 63,767
Depreciation and amortization	113,444	88,201
Capital expenditure	259,135	23,222
Property Management Services [Member]
Segment Reporting [Line Items]
Interest expense	895	1,570
Depreciation and amortization	338	2,170
Capital expenditure		23,222
Holistic Wellness Consumer Products And Services [Member]
Segment Reporting [Line Items]
Interest expense		1,372
Depreciation and amortization	31,885	11,027
Capital expenditure	259,135
Others [Member]
Segment Reporting [Line Items]
Interest expense	57,293
Depreciation and amortization	81,221
Capital expenditure
Unallocated [Member]
Segment Reporting [Line Items]
Interest expense		61,133
Depreciation and amortization		75,004
Capital expenditure